Investment Securities - Narrative (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) security	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 01, 2018 USD ($)
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Pledged securities not separately reported	$ 39,000,000,000	$ 48,000,000,000
Investment securities available-for-sale	45,148,000,000	57,121,000,000
Debt securities, held-to-maturity	41,914,000,000	40,458,000,000
Debt securities, available-for-sale, transferred security, at carrying value	2,100,000,000	496,000,000
Debt securities, available-for-sale, unrealized gain (loss)	53,000,000	2,800,000
Losses from other-than-temporary impairment	3,000,000	0	$ 3,000,000
Gross pre-tax unrealized losses	$ 1,056,000,000
Number of securities in loss position | security	1,129
Agency Securities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Losses from other-than-temporary impairment	$ 0	0	0
US Treasury and federal agencies, mortgage-backed securities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Investment securities available-for-sale	15,968,000,000	10,872,000,000
Debt securities, held-to-maturity	21,647,000,000	16,651,000,000
Securities sold	26,000,000,000	12,200,000,000
Pre-tax gain on sale of securities	9,000,000	39,000,000
Federal family education loan program
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Losses from other-than-temporary impairment	$ 0	0	0
Asset backed securities, average remaining,term	5 years
Asset-backed securities, student loans
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Investment securities available-for-sale	$ 541,000,000	3,358,000,000
Debt securities, held-to-maturity	3,191,000,000	3,047,000,000
Losses from other-than-temporary impairment	0	0	0
Total exposure (less than)	4,000,000
Non-U.S. debt securities, mortgage-backed securities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Investment securities available-for-sale	1,682,000,000	6,695,000,000
Debt securities, held-to-maturity	638,000,000	939,000,000
Losses from other-than-temporary impairment	3,000,000	1,000,000	2,000,000
State and political subdivisions
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Investment securities available-for-sale	1,918,000,000	9,151,000,000
Losses from other-than-temporary impairment	0	0	0
Residential Mortgage Backed Securities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Losses from other-than-temporary impairment	0	0	0
Commercial Mortgage Backed Securities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Losses from other-than-temporary impairment	$ 0	$ 0	$ 1,000,000
Minimum
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Debt securities, available-for-sale, security term	10 years
Maximum
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Debt securities, available-for-sale, security term	42 years
Accounting Standards Update 2016-01
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Money market funds reclassified				$ 397,000,000
Available-for-sale equity securities reclassified				$ 46,000,000
Accounting Standards Update 2017-12
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Investment securities available-for-sale	$ 1,200,000,000
Debt securities, held-to-maturity	(1,200,000,000)
Loss from sale of HTM securities	$ (36,000,000)